Accumulated other comprehensive income	12 Months Ended
Dec. 31, 2015
Accumulated other comprehensive income [Abstract]
Accumulated other comprehensive income

24. Accumulated other comprehensive income

The movement of accumulated other comprehensive income is as follows:

Foreign currency translation adjustments
US$
Balance as of January 1, 2012	79,859,172
Other comprehensive income	2,140,848
Balance as of December 31, 2012	82,000,020
Other comprehensive income	25,910,940
Balance as of December 31, 2013	107,910,960
Other comprehensive loss	(3,353,952)
Balance as of December 31, 2014	104,557,008
Other comprehensive loss	(73,605,171)
Balance as of December 31, 2015	30,951,837

During the year ended December 31, 2015, the entire unrealized gain associated with the available for sale securities amounting to US$146,929 was reclassified from accumulated other comprehensive income to net income as a result of the disposal of available-for-sale securities.